Customer Advances and Deferred Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Customer Advances and Deferred Revenues [Abstract]
Schedule of Customer Advances and Deferred Revenues

Customer deposits, advances, deferred revenues, and deferred unit costs consist of the following:

	March 31, 2014	December, 31, 2013

Customer deposits and advances	$501,893	$443,436
Deferred Ekso unit revenues	3,928,224	3,462,980
Deferred service, leasing and software revenues	977,289	721,921
Customer advances and deferred revenues	5,407,406	4,628,337
Less current portion	(2,960,026)	(2,419,226)
Customer advances and deferred revenues, non-current	$2,447,380	$2,209,111

Deferred Ekso unit costs	$2,101,674	$1,571,897
Less current portion	(974,405)	(768,599)

Deferred cost of revenue, non-current	$1,127,269	$803,298

Customer advances, deferred revenues, and deferred unit costs consist of the following:

	December 31,
	2013	2012

Customer advances and deposits	$443,436	$329,006
Deferred Ekso unit revenues	3,462,980	2,928,411
Deferred service and software revenues	721,921	207,296
Customer advances and deferred revenues	4,628,337	3,464,713
Less current portion	(2,419,226)	(1,566,153)
Customer advances and deferred revenues, non-current	$2,209,111	$1,898,560

Deferred Ekso unit costs	$1,571,897	$1,130,246
Less current portion	(768,599)	(436,483)

Deferred cost of revenue, non-current	$803,298	$693,763